LEASES - Lessor - Net investment in direct financing and sales-type leases (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)
Lessor, Lease, Description [Line Items]
Interest income from direct financing and sales-type leases	¥ 139,394	$ 20,022
Interest income from direct financing and sales-type leases under ASC 840			¥ 125,225	¥ 62,174
Net investment in direct financing and sales-type leases
Total minimum lease payments receivable	1,963,359				$ 282,019
Minimum lease payments receivable	1,963,359				282,019
Less: Allowance for un-collectables	11,014		0		1,582
Net minimum lease payments receivable	1,952,345				280,437
Less: Unearned income	(223,657)				(32,126)
Net investment in financing leases	1,728,688				248,311
Current portion	650,912				93,498
Non-current portion	1,077,776				154,813
Net investment in direct financing and sales-type leases under ASC 840
Total minimum lease payments receivable under ASC 840			2,340,674
Minimum lease payments receivable under ASC 840			2,340,674
Total minimum lease payments receivable under ASC 840			2,340,674
Less: Unearned income under ASC 840			(295,794)
Net investment in financing leases under ASC 840			2,044,880
Current portion under ASC 840	¥ 650,912		613,439		$ 93,498
Non-current portion under ASC 840			¥ 1,431,441
Minimum
Lessor, Lease, Description [Line Items]
Direct financing lease term of contract	2 years				2 years
Sales-type lease term of contract	2 years				2 years
Maximum
Lessor, Lease, Description [Line Items]
Direct financing lease term of contract	10 years				10 years
Sales-type lease term of contract	10 years				10 years